OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
Other Non-current Assets
OTHER NON-CURRENT ASSETS
15.	OTHER NON-CURRENT ASSETS

	December 31, 2023 US$‘000	December 31, 2022 US$‘000
Finance lease receivables (see Note 17)	36	84
Other assets	43	55

	79	139

The Group leases instruments as part of its business. For details of future minimum finance lease receivables with non-cancellable terms, please refer to Note 17.